Summary of Statement of Operations Acquisition (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Net Revenues	$ 94,511	$ 104,676	$ 191,327	$ 216,941	$ 468,883	$ 528,624
General and Administrative expenses	337,695	272,644	520,974	551,203	1,247,687	1,043,242
Depreciation	0	237	0	711	1,185	2,168
Total operating expenses	418,463	274,640	776,830	553,589	1,454,521	1,050,946
Loss from operations	(323,952)	(169,964)	(585,503)	(336,648)	(985,638)	(522,322)
Other (expense) income	(17,835)	(328)	(21,007)	(9,577)	139,795	(84,129)
Loss before income taxes	(341,787)	(170,292)	(606,510)	(346,225)	(845,843)	(606,451)
Provision for income taxes
Net Loss	$ (341,787)	$ (170,292)	$ (606,510)	$ (346,225)	(845,843)	(606,451)
HTS Group [Member]
Business Acquisition [Line Items]
Net Revenues					468,883	528,624
Direct costs of revenues					205,649	5,536
General and Administrative expenses					1,755,455	1,061,155
Depreciation					1,185	2,168
Total operating expenses					1,962,289	1,068,859
Loss from operations					(1,493,406)	(540,235)
Other (expense) income					139,795	(84,129)
Loss before income taxes					(1,353,611)	(624,364)
Provision for income taxes
Net Loss					$ (1,353,611)	$ (624,364)